Fees and commission income (Tables)	6 Months Ended
Jun. 30, 2026
Fee and commission income [abstract]
Summary of Fees and Commission Income

	1H 2026	1H 2025 1

Fee from asset management and insurance distribution	969	987

Other fee and commission income	39	43

Fee and commission income	1,008	1,030

1	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.